Subsequent Events (Details) - USD ($)				3 Months Ended	6 Months Ended
	Sep. 04, 2025	Jul. 11, 2025	Apr. 10, 2025	Jun. 30, 2025	Jun. 30, 2025	Jul. 01, 2025
Subsequent Events [Line Items]
Percentage of issuance price for each subscription shares					97.50%
Shares issued (in Shares)			913,089
Shares issued price
Pay total merger consideration		$ 60,000,000
Consideration amount					$ 27,534,365
Ordinary shares (in Shares)				2,676,468	2,676,468
Webull Pay, Inc [Member]
Subsequent Events [Line Items]
Consideration amount					$ 32,465,635
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate subscription amount						$ 1,000,000,000
Class A Ordinary Shares [Member] | Webull Pay, Inc [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Share price of acquisition consideration (in Dollars per share)				$ 12.13	$ 12.13
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued price	$ 149,161,400
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)	9,750,000